RELATED PARTY TRANSACTIONS - Prepayment for investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 591,342	$ 92,794	¥ 484,349
Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 175		35,078
Tencent | Prepayment for advertising resources, marketing and cloud services
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties			11,100
Tencent | Withheld in relation to reissuance of treasury shares in 2019
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties			¥ 24,000